LEASES - Rollforward of right of use assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
Beginning balance	$ 1,661,015	$ 1,692,116	$ 1,572,446
Acquisition	86,055	141,188
Additions	61,281	24,306
Expenses depreciation	(190,819)	(211,910)	(177,709)
Disposal	(31,146)	(56,565)
Revaluation	2,555	30,436
Effect of changes in foreign exchange rate	106,924	41,444
Ending balance	1,695,865	1,661,015	1,692,116
Buildings
LEASES
Expenses depreciation	(163,422)	(183,452)
Furniture and fixtures
LEASES
Expenses depreciation	(969)	(991)
Computer equipment
LEASES
Expenses depreciation	(13,606)	(17,338)
Vehicles
LEASES
Expenses depreciation	(12,822)	(10,129)
Gross carrying amount
LEASES
Beginning balance	1,973,220	1,848,127
Acquisition	86,055	142,955
Additions	61,281	24,306
Disposal	(72,790)	(114,443)
Revaluation	(8,782)	30,472
Effect of changes in foreign exchange rate	139,868	41,803
Ending balance	2,178,852	1,973,220	1,848,127
Gross carrying amount | Buildings
LEASES
Beginning balance	1,845,970	1,754,066
Acquisition	48,913	70,028
Additions	61,281	24,306
Disposal	(64,972)	(78,748)
Revaluation	(11,048)	36,693
Effect of changes in foreign exchange rate	135,010	39,625
Ending balance	2,015,154	1,845,970	1,754,066
Gross carrying amount | Furniture and fixtures
LEASES
Beginning balance	3,466	3,842
Acquisition	224
Disposal		(463)
Revaluation	(9)	5
Effect of changes in foreign exchange rate	291	82
Ending balance	3,972	3,466	3,842
Gross carrying amount | Computer equipment
LEASES
Beginning balance	65,681	57,116
Acquisition	14,723	31,492
Disposal	(526)	(21,567)
Revaluation	3,304	(3,278)
Effect of changes in foreign exchange rate	4,175	1,918
Ending balance	87,357	65,681	57,116
Gross carrying amount | Vehicles
LEASES
Beginning balance	58,103	33,103
Acquisition	22,195	41,435
Disposal	(7,292)	(13,665)
Revaluation	(1,029)	(2,948)
Effect of changes in foreign exchange rate	392	178
Ending balance	72,369	58,103	33,103
Accumulated depreciation
LEASES
Beginning balance	(312,205)	(156,011)
Acquisition		(1,767)
Expenses depreciation	(190,819)	(211,910)
Disposal	41,644	57,878
Revaluation	11,337	(36)
Effect of changes in foreign exchange rate	(32,944)	(359)
Ending balance	(482,987)	(312,205)	(156,011)
Accumulated depreciation | Buildings
LEASES
Beginning balance	(278,008)	(134,306)
Expenses depreciation	(163,422)	(183,452)
Disposal	30,637	40,107
Revaluation	11,055
Effect of changes in foreign exchange rate	(31,409)	(357)
Ending balance	(431,147)	(278,008)	(134,306)
Accumulated depreciation | Furniture and fixtures
LEASES
Beginning balance	(1,674)	(906)
Expenses depreciation	(969)	(991)
Disposal		211
Effect of changes in foreign exchange rate	(178)	12
Ending balance	(2,821)	(1,674)	(906)
Accumulated depreciation | Computer equipment
LEASES
Beginning balance	(18,282)	(16,795)
Expenses depreciation	(13,606)	(17,338)
Disposal	440	15,794
Effect of changes in foreign exchange rate	(1,090)	57
Ending balance	(32,538)	(18,282)	(16,795)
Accumulated depreciation | Vehicles
LEASES
Beginning balance	(14,241)	(4,004)
Acquisition		(1,767)
Expenses depreciation	(12,822)	(10,129)
Disposal	10,567	1,766
Revaluation	282	(36)
Effect of changes in foreign exchange rate	(267)	(71)
Ending balance	$ (16,481)	$ (14,241)	$ (4,004)